Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	71-0361522
Plan number	001
Participant loan, current value	$ 2,366,554
Total	256,023,112
Investment, Identifier [Axis]: Eaton Vance Large-Cap Value Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,723,653
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	65,194,810
Investment, Identifier [Axis]: Fidelity BrokerageLink | Brokerage Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,171,145
Investment, Identifier [Axis]: Fidelity Diversified International K6 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,462,451
Investment, Identifier [Axis]: Fidelity Freedom 2010 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	87,018
Investment, Identifier [Axis]: Fidelity Freedom 2015 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	678,513
Investment, Identifier [Axis]: Fidelity Freedom 2020 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,874,103
Investment, Identifier [Axis]: Fidelity Freedom 2025 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,909,317
Investment, Identifier [Axis]: Fidelity Freedom 2030 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8,672,208
Investment, Identifier [Axis]: Fidelity Freedom 2035 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,166,056
Investment, Identifier [Axis]: Fidelity Freedom 2040 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,989,014
Investment, Identifier [Axis]: Fidelity Freedom 2045 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,179,259
Investment, Identifier [Axis]: Fidelity Freedom 2050 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,016,518
Investment, Identifier [Axis]: Fidelity Freedom 2055 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,198,519
Investment, Identifier [Axis]: Fidelity Freedom 2060 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,582,652
Investment, Identifier [Axis]: Fidelity Freedom 2065 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,011,258
Investment, Identifier [Axis]: Fidelity Freedom 2070 Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,158
Investment, Identifier [Axis]: Fidelity Freedom Income Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,570,002
Investment, Identifier [Axis]: Fidelity GNMA | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	395,463
Investment, Identifier [Axis]: Fidelity Government Cash Reserves | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	467
Investment, Identifier [Axis]: Fidelity Government Money Market Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,623,709
Investment, Identifier [Axis]: Fidelity International Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,147,397
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,991,622
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,127,561
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,530,319
Investment, Identifier [Axis]: MFS Massachusetts Investors Growth Stock Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,215,286
Investment, Identifier [Axis]: Managed Income Portfolio II Class 1 | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	16,727,821
Investment, Identifier [Axis]: Murphy Stock Fund | Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,799,163
Investment, Identifier [Axis]: Murphy USA Stock Fund | Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,270,694
Investment, Identifier [Axis]: PIMCO Income Fund Class A | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,384,868
Investment, Identifier [Axis]: PIMCO Total Return Fund Class A | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,953,534